FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP - USD ($)	3 Months Ended			9 Months Ended	11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance			$ 30,101,808	$ 30,101,808
Change in fair value of warrant liability					$ 12,406,208
Tranche rights liability, ending balance					30,101,808
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance	$ 6,793,384	$ 5,370,784	10,643,808	10,643,808
Change in fair value of warrant liability	13,586,764	1,422,600	(5,273,024)		4,402,208
Tranche rights liability, ending balance	$ 20,380,148	$ 6,793,384	5,370,784	20,380,148	10,643,808
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance			$ 19,458,000	$ 19,458,000
Change in fair value of warrant liability					8,004,000
Tranche rights liability, ending balance					$ 19,458,000